Finance Costs (Tables)	12 Months Ended
Apr. 30, 2023
Finance Costs [Abstract]
Summary of Information About Finance Costs

	2021	2022	2023
	US$	US$	US$
Interest on bank borrowings	—	—	769
Interest on amount due to a non-controlling shareholder	—	—	426

	—	—	1,195